Commitments and Contingencies (Details) (USD $)	3 Months Ended										6 Months Ended		12 Months Ended				66 Months Ended	102 Months Ended	108 Months Ended	12 Months Ended					102 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2011 Children's Medical Center Corporation (CMCC) [Member]	Dec. 31, 2010 Children's Medical Center Corporation (CMCC) [Member]	Dec. 31, 2009 Children's Medical Center Corporation (CMCC) [Member]	Dec. 31, 2006 Children's Medical Center Corporation (CMCC) [Member]	Dec. 31, 2003 Children's Medical Center Corporation (CMCC) [Member]	Dec. 31, 2011 Children's Medical Center Corporation (CMCC) [Member]	Dec. 31, 2011 Wake Forest University Health Sciences (WFUHS) [Member]	Dec. 31, 2007 Wake Forest University Health Sciences (WFUHS) [Member]
Leases and Letters of Credit [Abstract]
Rent expenses under operating lease	$ 37,000				$ 186,000						$ 87,000	$ 376,000	$ 700,000		$ 700,000	$ 700,000		$ 4,600,000
Summarizes future minimum lease payments [Abstract]
2012	498,000	992,000									498,000		992,000					992,000	498,000
2013	1,016,000	1,016,000									1,016,000		1,016,000					1,016,000	1,016,000
2014	1,040,000	1,040,000									1,040,000		1,040,000					1,040,000	1,040,000
2015	1,063,000	1,063,000									1,063,000		1,063,000					1,063,000	1,063,000
2016	276,000	276,000									276,000		276,000					276,000	276,000
Total minimum lease payments	3,893,000	4,387,000	[1]								3,893,000		4,387,000	[1]				4,387,000 [1]	3,893,000
Security and restoration deposits		2,200,000					1,700,000						2,200,000		1,700,000			2,200,000
Security deposit	2,200,000	1,000,000									2,200,000		1,000,000					1,000,000	2,200,000
Remaining security deposit obligation	1,200,000	1,200,000									1,200,000		1,200,000					1,200,000	1,200,000
Commitment to deposit cash related obligation	1,200,000	1,200,000									1,200,000		1,200,000					1,200,000	1,200,000
Number of years for which lease is to be renewed													5 years
Extended lease term													Oct. 31, 2016
Payments for rent													200,000
License and Research Agreements [Abstract]
Initial license fee																								200,000
Patent costs recorded as general and administrative expense	1,438,000				2,038,000						2,819,000	3,814,000	7,191,000		6,032,000	5,527,000	23,143,000	41,893,000	44,712,000	200,000	200,000	200,000			2,300,000
Number of development milestones achieved																							2
Research and development	2,789,000	3,714,000		2,837,000	3,397,000	3,345,000	2,743,000	3,543,000	3,253,000	3,316,000	5,483,000	6,742,000	13,293,000		12,855,000	17,948,000	73,761,000	117,857,000	123,340,000				400,000			800,000
Number of subfields for specified aggregate payments																							4
Aggregate milestones payments to be paid based on condition																							6,900,000
Sales milestone payment based on specified condition																							$ 2,000,000
Warrants to purchase common stock (in shares)		1,046,102											1,046,102					1,046,102									320
Exercise price (in dollars per share)																											$ 23.20
Period after which license maintenance fees required to be paid																										2 years
Period for which royalty is to be paid after first sale																										15 years
Maximum period for payment of royalty after expiration of product																										7 years
Extended period of research agreement																										3 years

[1]	The future minimum lease payments above do not include the impact of any potential sublease income discussed in Note 9 related to the Company's lease liability.